Provisions - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Jun. 30, 2024
Disclosure of Provisions [Line Items]
Amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized	$ 176
Legal Proceedings Provision [Member] | Scotia Peru Holdings SA [Member]
Disclosure of Provisions [Line Items]
Provisions for fine and penalties	$ 34	$ 142